Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Right of Use Asset	Right of use asset (ROU) is summarized below:
	March 31, 2024	September 30, 2023
Operating lease at inception	$140,561	$140,561
Less accumulated reduction	(34,190)	(13,285)
Balance ROU asset	$106,371	$127,276
Operating lease liability related to the ROU asset is summarized below:
Operating lease liabilities at inception	$140,561	$140,561
Reduction of lease liabilities	(32,813)	(12,735)
Total lease liabilities	$107,748	$127,826
Less: current portion	(45,364)	(41,946)
Lease liabilities, non-current	$62,384	$85,880
Non-cancellable operating lease total future payments are summarized below:
Total minimum operating lease payments	$123,046	$150,298
Less discount to fair value	(15,298)	(22,472)
Total lease liability	$107,748	$127,826
Right of use asset (ROU) is summarized below:
	September 30, 2023	September 30, 2022
Operating lease at inception	$140,561	$156,554
Less accumulated reduction	(13,285)	(122,986)
Balance ROU asset	$127,276	$33,568
Operating lease liability related to the ROU asset is summarized below:
Operating lease liabilities at inception	$140,561	$156,554
Reduction of lease liabilities	(12,735)	(122,079)
Total lease liabilities	$127,826	$34,475
Less: current portion	(41,946)	-
Lease liabilities, non-current	$85,880	$-

Non-cancellable operating lease total future payments are summarized below:
Total minimum operating lease payments	$150,298	$42,929
Less discount to fair value	(22,472)	(8,454)
Total lease liability	$127,826	$34,475

Schedule of Future Minimum Lease Payments
Years ending September 30,	Amount
2024 (remainder)	$27,797
2025	56,701
2026	38,548
Total minimum non-cancelable operating lease payments	$123,046

Years ending September 30,	Amount
2024	$55,049
2025	56,701
2026	38,548
Total minimum non-cancelable operating lease payments	$150,298